Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Entity Registrant Name	GRAYSON BANKSHARES INC
Entity Central Index Key	0000883758
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 14,845,644
Entity Common Stock, Shares Outstanding	1,718,968
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 8,241,875	$ 9,200,552
Interest-bearing deposits with banks	3,316,338	3,305,724
Federal funds sold	39,013,090	27,745,592
Investment securities available for sale	48,974,328	46,841,247
Investment securities held to maturity (fair value approximately $564,051 in 2011, and $888,013 in 2010)	533,042	850,590
Restricted equity securities	1,380,700	1,617,300
Loans, net of allowance for loan losses of $4,941,645 in 2011 and $4,542,420 in 2010	214,226,800	248,512,958
Cash value of life insurance	8,772,039	8,433,596
Foreclosed assets	3,351,861	3,256,725
Property and equipment, net	11,181,700	10,575,133
Accrued interest receivable	1,514,734	2,131,943
Other assets	5,876,556	5,745,728
Total Assets	346,383,063	368,217,088
Deposits
Noninterest-bearing	50,180,058	42,487,778
Interest-bearing	247,071,718	269,329,080
Total deposits	297,251,776	311,816,858
Long-term debt	20,000,000	25,000,000
Accrued interest payable	230,723	311,647
Other liabilities	560,658	678,813
Total Liabilities	318,043,157	337,807,318
Commitments and contingencies
Stockholders' equity
Preferred stock, $25 par value; 500,000 shares authorized; none issued	0	0
Common stock, $1.25 par value; 2,000,000 shares authorized; 1,718,968 shares issued in 2011 and 2010, respectively	2,148,710	2,148,710
Surplus	521,625	521,625
Retained earnings	27,157,751	28,975,488
Accumulated other comprehensive loss	(1,488,180)	(1,236,053)
Total Stockholders' Equity	28,339,906	30,409,770
Total Liabilities and Equity	$ 346,383,063	$ 368,217,088

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 25	$ 25
Preferred stock, shares authorized (in shares)	500,000	500,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1.25	$ 1.25
Common stock, shares authorized (in shares)	2,000,000	2,000,000
Common stock, shares issued (in shares)	1,718,968	1,718,968

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans and fees on loans	$ 13,866,149	$ 16,648,016	$ 17,813,275
Interest-bearing deposits in banks	7,264	6,826	0
Federal funds sold	72,813	49,383	37,187
Investment securities:
Taxable	999,358	1,278,064	1,659,813
Exempt from federal income tax	442,721	376,613	406,745
Total Interest Income	15,388,305	18,358,902	19,917,020
Interest expense
Deposits	3,766,114	5,450,236	7,271,248
Interest on borrowings	1,101,041	1,057,600	1,146,197
Total Interest Income	4,867,155	6,507,836	8,417,445
Net interest income	10,521,150	11,851,066	11,499,575
Provision for loan losses	4,784,889	2,509,569	1,490,848
Net interest income after provision for loan losses	5,736,261	9,341,497	10,008,727
Noninterest income
Service charges on deposit accounts	1,116,208	1,098,135	1,031,306
Other service charges and fees	662,230	586,739	537,972
Net realized gains (losses) on securities	603,990	574,231	220,089
Mortgage loan origination fees	93,726	153,389	127,961
Increase in cash value of life insurance	338,443	335,461	323,242
Other income	1,919	213,657	2,275
Total Noninterest income	2,816,516	2,961,612	2,242,845
Noninterest expense
Salaries and employee benefits	6,337,182	6,280,437	6,553,441
Occupancy expense	473,014	485,097	494,863
Equipment expense	634,934	760,313	830,877
Foreclosure expense	744,540	104,413	175,408
Data processing expense	412,637	406,839	361,138
FDIC assessments	530,582	727,008	879,903
Other expense	2,280,007	2,106,621	1,972,922
Total Noninterest Expenses	11,412,896	10,870,728	11,268,552
(Loss) income before income taxes	(2,860,119)	1,432,381	983,020
Income tax (benefit) expense	(1,214,279)	266,520	100,301
Net (loss) income	$ (1,645,840)	$ 1,165,861	$ 882,719
Basic (loss) earnings per share (in dollars per share)	$ (0.96)	$ 0.68	$ 0.51
Weighted average shares outstanding (in shares)	1,718,968	1,718,968	1,718,968
Dividends declared per share (in dollars per share)	$ 0.1	$ 0.4	$ 0.4

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 2,148,710	$ 521,625	$ 28,302,082	$ (1,955,722)	$ 29,016,695
Balance (in shares) at Dec. 31, 2008	1,718,968
Comprehensive income
Net income (loss)	0	0	882,719	0	882,719
Net change in pension reserve, net of income taxes	0	0	0	1,079,087	1,079,087
Net change in unrealized gain (loss) on investment securities available for sale, net of taxes	0	0	0	394,290	394,290
Reclassification adjustment, net of income taxes	0	0	0	(145,259)	(145,259)
Total comprehensive income					2,210,837
Dividends paid	0	0	(687,587)	0	(687,587)
Balance at Dec. 31, 2009	2,148,710	521,625	28,497,214	(627,604)	30,539,945
Balance (in shares) at Dec. 31, 2009	1,718,968
Comprehensive income
Net income (loss)	0	0	1,165,861	0	1,165,861
Net change in pension reserve, net of income taxes	0	0	0	(116,490)	(116,490)
Net change in unrealized gain (loss) on investment securities available for sale, net of taxes	0	0	0	(112,967)	(112,967)
Reclassification adjustment, net of income taxes	0	0	0	(378,992)	(378,992)
Total comprehensive income					557,412
Dividends paid	0	0	(687,587)	0	(687,587)
Balance at Dec. 31, 2010	2,148,710	521,625	28,975,488	(1,236,053)	30,409,770
Balance (in shares) at Dec. 31, 2010	1,718,968
Comprehensive income
Net income (loss)	0	0	(1,645,840)	0	(1,645,840)
Net change in pension reserve, net of income taxes	0	0	0	(1,064,301)	(1,064,301)
Net change in unrealized gain (loss) on investment securities available for sale, net of taxes	0	0	0	1,210,807	1,210,807
Reclassification adjustment, net of income taxes	0	0	0	(398,633)	(398,633)
Total comprehensive income					(1,897,967)
Dividends paid	0	0	(171,897)	0	(171,897)
Balance at Dec. 31, 2011	$ 2,148,710	$ 521,625	$ 27,157,751	$ (1,488,180)	$ 28,339,906
Balance (in shares) at Dec. 31, 2011	1,718,968

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Stockholders' Equity [Abstract]
Change in pension reserve, income taxes	$ (548,276)	$ (60,010)	$ 555,893
Change in unrealized gain (loss) investment securities, taxes	623,749	(58,196)	203,119
Reclassification adjustment, income taxes	$ (205,357)	$ (195,239)	$ (74,830)
Dividends paid (in dollars per share)	$ 0.1	$ 0.4	$ 0.4

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net (loss) income	$ (1,645,840)	$ 1,165,861	$ 882,719
Adjustments to reconcile net (loss) income to net cash (used in) provided by operations:
Depreciation and amortization	694,742	746,010	765,609
Provision for loan losses	4,784,889	2,509,569	1,490,848
Deferred income taxes	(717,331)	(294,356)	527,516
Net realized gain on securities	(603,990)	(574,231)	(220,089)
Accretion of discount on securities, net of amortization of premiums	420,185	271,646	100,616
Deferred compensation	(18,196)	(28,643)	23,245
Net realized (gain) loss on foreclosed assets	363,871	(1,733)	46,602
Changes in assets and liabilities:
Cash value of life insurance	(338,443)	(335,461)	(323,242)
Accrued income	617,209	494,221	498,376
Other assets	(896,190)	880,601	(3,641,525)
Accrued interest payable	(80,924)	(71,006)	(109,452)
Other liabilities	(99,959)	511,349	(1,150,108)
Net cash provided by (used in) operating activities	2,480,023	5,273,827	(1,108,885)
Activity in available for sale securities:
Purchases	(33,237,818)	(42,282,312)	(14,703,042)
Sales	17,584,257	9,609,736	7,104,836
Maturities/Calls/Paydowns	14,912,399	25,205,298	15,116,660
Activity in held to maturity securities:
Sales	0	1,366,635	0
Maturities/Calls	340,000	0	395,000
(Purchases) sales of restricted equity securities	236,600	166,400	(51,950)
Net (increase) decrease in loans	26,715,981	14,947,523	(862,200)
Proceeds from the sale of foreclosed assets	2,326,281	211,893	436,168
Purchases of property and equipment, net of sales	(1,301,309)	(187,309)	(784,410)
Net cash provided by investing activities	27,576,391	9,037,864	6,651,062
Cash flows from financing activities
Net increase (decrease) in deposits	(14,565,082)	(1,666,358)	7,753,042
Dividends paid	(171,897)	(687,587)	(687,587)
Principal repayments on long-term debt	(5,000,000)	0	(5,000,000)
Net cash (used in) provided by financing activities	(19,736,979)	(2,353,945)	2,065,455
Net increase in cash and cash equivalents	10,319,435	11,957,746	7,607,632
Cash and cash equivalents, beginning	40,251,868	28,294,122	20,686,490
Cash and cash equivalents, ending	50,571,303	40,251,868	28,294,122
Supplemental disclosure of cash flow information
Interest paid	4,948,079	6,578,842	8,526,897
Taxes paid	45,100	450,000	212,422
Supplemental disclosure of noncash investing activities
Effect on equity of change in net unrealized gain	812,174	(491,959)	249,031
Effect on equity of change in unfunded pension liability	(1,064,301)	(116,490)	1,079,087
Transfers of loans to foreclosed properties	$ 2,785,288	$ 658,000	$ 632,389

Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
Note 1. Organization and Summary of Significant Accounting Policies

Organization

Grayson Bankshares, Inc. (the Company) was incorporated as a Virginia corporation on February 3, 1992 to acquire the stock of The Grayson National Bank (the Bank). The Bank was acquired by the Company on July 1, 1992.

The Grayson National Bank was organized under the laws of the United States in 1900 and currently serves Grayson County, Virginia and surrounding areas through ten banking offices. As an FDIC insured, National Banking Association, the Bank is subject to regulation by the Comptroller of the Currency. The Company is regulated by the Federal Reserve.

The accounting and reporting policies of the Company and the Bank follow generally accepted accounting principles and general practices within the financial services industry. Following is a summary of the more significant policies.

Critical Accounting Policies

Management believes the policies with respect to the methodology for the determination of the allowance for loan losses, and asset impairment judgments involve a higher degree of complexity and require management to make difficult and subjective judgments which often require assumptions or estimates about highly uncertain matters. Changes in these judgments, assumptions or estimates could cause reported results to differ materially. These critical policies and their application are periodically reviewed with the Audit Committee and the Board of Directors.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and the Bank, which is wholly owned. All significant, intercompany transactions and balances have been eliminated in consolidation.

Business Segments

The Company reports its activities as a single business segment. In determining the appropriateness of segment definition, the Company considers components of the business about which financial information is available and regularly evaluated relative to resource allocation and performance assessment.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowances for loan and foreclosed real estate losses, management obtains independent appraisals for significant properties.

Substantially all of the Bank's loan portfolio consists of loans in its market area. Accordingly, the ultimate collectibility of a substantial portion of the Bank's loan portfolio and the recovery of a substantial portion of the carrying amount of foreclosed real estate are susceptible to changes in local market conditions. The regional economy is diverse, but influenced to an extent by the manufacturing and agricultural segments.

Use of Estimates, continued

While management uses available information to recognize loan and foreclosed real estate losses, future additions to the allowances may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as a part of their routine examination process, periodically review the Bank's allowances for loan and foreclosed real estate losses. Such agencies may require the Bank to recognize additions to the allowances based on their judgments about information available to them at the time of their examinations. Because of these factors, it is reasonably possible that the allowances for loan and foreclosed real estate losses may change materially in the near term.

The Company seeks strategies that minimize the tax effect of implementing their business strategies. As such, judgments are made regarding the ultimate consequence of long-term tax planning strategies, including the likelihood of future recognition of deferred tax benefits. The Company's tax returns are subject to examination by both Federal and State authorities. Such examinations may result in the assessment of additional taxes, interest and penalties. As a result, the ultimate outcome, and the corresponding financial statement impact, can be difficult to predict with accuracy.

Accounting for pension benefits, costs and related liabilities are developed using actuarial valuations. These valuations include key assumptions determined by management, including the discount rate and expected long-term rate of return on plan assets. Material changes in pension costs may occur in the future due to changes in these assumptions.

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents includes cash and amounts due from banks (including cash items in process of collection), interest-bearing deposits with banks and federal funds sold.

Trading Securities

The Company does not hold securities for short-term resale and therefore does not maintain a trading securities portfolio.

Securities Held to Maturity

Bonds, notes, and debentures for which the Company has the positive intent and ability to hold to maturity are reported at cost, adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity or to call dates.

Securities Available for Sale

Available for sale securities are reported at fair value and consist of bonds, notes, debentures, and certain equity securities not classified as trading securities or as held to maturity securities.

Unrealized holding gains and losses, net of tax, on available for sale securities are reported as a net amount in a separate component of stockholders' equity. Realized gains and losses on the sale of available for sale securities are determined using the specific-identification method. Premiums and discounts are recognized in interest income using the interest method over the period to maturity or to call dates.

Declines in the fair value of individual held to maturity and available for sale securities below cost that are other than temporary are reflected as write-downs of the individual securities to fair value. Related write-downs are included in earnings as realized losses.

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding principal amount adjusted for any charge-offs and the allowance for loan losses. The Bank only charges loan origination fees on term loans with an original maturity of one year or less. Loan origination fees are therefore not capitalized due to the short-term nature of the related loans. Loan origination costs are capitalized and recognized as an adjustment to yield over the life of the related loan.

Interest is accrued and credited to income based on the principal amount outstanding. The accrual of interest on impaired loans is discontinued when, in management's opinion, the borrower may be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received. Payments received are first applied to principal, and any remaining funds are then applied to interest. When facts and circumstances indicate the borrower has regained the ability to meet the required payments, the loan is returned to accrual status. Past due status of loans is determined based on contractual terms.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance, or portion there of, is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are classified as impaired. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-impaired loans and is based on historical loss experience adjusted for qualitative factors. An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that we will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for all loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Bank does not separately identify individual consumer and residential loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

Property and Equipment

Land is carried at cost. Bank premises, furniture and equipment are carried at cost, less accumulated depreciation and amortization computed principally by the straight-line method over the following estimated useful lives:

Years
Buildings and improvements                                          10-40
Furniture and equipment                                                   5-12

Foreclosed Assets

Real estate properties acquired through, or in lieu of, loan foreclosure are to be sold and are initially recorded at fair value less anticipated cost to sell at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in foreclosure expense on the consolidated statements of income.

Pension Plan

The Bank maintains a noncontributory defined benefit pension plan covering all employees who meet eligibility requirements. To be eligible, an employee must be 21 years of age and have completed one year of service. Plan benefits are based on final average compensation and years of service. The funding policy is to contribute the maximum deductible for federal income tax purposes.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Bank, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Bank does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

Provision for income taxes is based on amounts reported in the statements of income (after exclusion of non-taxable income such as interest on state and municipal securities) and consists of taxes currently due plus deferred taxes on temporary differences in the recognition of income and expense for tax and financial statement purposes. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management's judgment. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Advertising Expense

The Company expenses advertising costs as they are incurred. Advertising expense for the years presented is not material.

Basic Earnings per Share

Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding during the period, after giving retroactive effect to stock splits and dividends.

Diluted Earnings per Share

The computation of diluted earnings per share is similar to the computation of basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if dilutive potential common shares had been issued. The numerator is adjusted for any changes in income or loss that would result from the assumed conversion of those potential common shares. For the years presented, the Company had no potentially dilutive securities outstanding and therefore, diluted earnings per share would be the same as basic earnings per share.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains on securities available for sale, and unrealized losses related to factors other than credit on debt securities, unrealized gains and losses on cash flows hedges, and changes in the funded status of the pension plan which are also recognized as separate components of equity.

Off- Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under line of credit arrangements, commercial letters of credit, and standby letters of credit. Such financial instruments are recorded when they are funded.

Derivative Financial Instruments

The Company accounts, and reports for derivative instruments in accordance with applicable accounting standards. These standards require that all derivatives be recognized as assets or liabilities in the balance sheet and measured at fair value. The Company had no derivative instruments at December 31, 2011 and 2010.

Interest Rate Swap Agreements

For asset/liability management purposes, the Company uses interest rate swap agreements to hedge various exposures or to modify interest rate characteristics of various balance sheet accounts. Such derivatives are used as part of the asset/liability management process and are linked to specific assets or liabilities, and have high correlation between the contract and the underlying item being hedged, both at inception and throughout the hedge period.

The Company utilizes interest rate swap agreements to convert a portion of its variable-rate debt to fixed rate (cash flow hedge), and to convert a portion of its fixed-rate loans to a variable rate (fair value hedge). Interest rate swaps are contracts in which a series of interest rate flows are exchanged over a prescribed period. The notional amount on which the interest payments are based is not exchanged.

Interest Rate Swap Agreements, continued

In accordance with accounting guidance, the gain or loss on all derivatives designated and qualifying as a fair value hedging instrument, as well as the offsetting gain or loss on the hedged item attributable to the risk being hedged, is recognized currently in earnings in the same accounting period. The effective portion of the gain or loss on a derivative designated and qualifying as a cash flow hedging instrument is initially reported as a component of other comprehensive income and subsequently reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument, if any, is recognized currently in earnings.

Interest rate derivative financial instruments receive hedge accounting treatment only if they are designated as a hedge and are expected to be, and are, effective in substantially reducing interest rate risk arising from the assets and liabilities identified as exposing the Company to risk. Those derivative financial instruments that do not meet the hedging criteria discussed below would be classified as trading activities and would be recorded at fair value with changes in fair value recorded in income. Derivative hedge contracts must meet specific effectiveness tests (i.e., over time the change in their fair values due to the designated hedge risk must be within 80 to 125 percent of the opposite change in the fair values of the hedged assets or liabilities). Changes in fair value of the derivative financial instruments must be effective at offsetting changes in the fair value of the hedged items due to the designated hedge risk during the term of the hedge. Further, if the underlying financial instrument differs from the hedged asset or liability, there must be a clear economic relationship between the prices of the two financial instruments. If periodic assessment indicated derivatives no longer provide an effective hedge, the derivatives contracts would be closed out and settled or classified as a trading activity.

Beginning January 1, 2001, in accordance with accounting standards, hedges of variable-rate debt are accounted for as cash flow hedges, with changes in fair value recorded in derivative assets or liabilities and other comprehensive income. The net settlement (upon close out or termination) that offsets changes in the value of the hedged debt is deferred and amortized into net interest income over the life of the hedged debt. Hedges of fixed-rate loans are accounted for as fair value hedges, with changes in fair value recorded in derivative assets or liabilities and loan interest income. The net settlement (upon close out or termination) that offsets changes in the value of the loans adjusts the basis of the loans and is deferred and amortized to loan interest income over the life of the loans. The portion, if any, of the net settlement amount that did not offset changes in the value of the hedged asset or liability is recognized immediately in noninterest income.

Cash flow resulting from the derivative financial instruments that are accounted for as hedges of assets and liabilities are classified in the cash flow statement in the same category as the cash flows of the items being hedged. The Company did not utilize interest rate swap agreements during the years presented.

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 11. Fair value estimates involve uncertainties and matters of significant judgment. Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassification

Certain reclassifications have been made to the prior years' financial statements to place them on a comparable basis with the current presentation. Net income and stockholders' equity previously reported were not affected by these reclassifications.

Recent Accounting Pronouncements

In July 2010, the Receivables topic of the Accounting Standards Codification ("ASC") was amended by Accounting Standards Update ("ASU") 2010-20 to require expanded disclosures related to a company's allowance for credit losses and the credit quality of its financing receivables. The amendments require the allowance disclosures to be provided on a disaggregated basis. The Company is required to include these disclosures in its interim and annual financial statements. See Note 5.

Disclosures about Troubled Debt Restructurings ("TDRs") required by ASU 2010-20 were deferred by the Financial Accounting Standards Board ("FASB") in ASU 2011-01 issued in January 2011. In April 2011 the FASB issued ASU 2011-02 to assist creditors with their determination of when a restructuring is a TDR. The determination is based on whether the restructuring constitutes a concession and whether the debtor is experiencing financial difficulties as both events must be present.

Disclosures related to TDRs under ASU 2010-20 have been presented in Note 5.

In April 2011, the criteria used to determine effective control of transferred assets in the Transfers and Servicing topic of the ASC was amended by ASU 2011-03. The requirement for the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and the collateral maintenance implementation guidance related to that criterion were removed from the assessment of effective control. The other criteria to assess effective control were not changed. The amendments are effective for the Company beginning January 1, 2012 but are not expected to have a material effect on the financial statements.

ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments were effective for the Company beginning January 1, 2012 but are not expected to have a material effect on the financial statements.

The Comprehensive Income topic of the ASC was amended in June 2011. The amendment eliminates the option to present other comprehensive income as a part of the statement of changes in stockholders' equity and requires consecutive presentation of the statement of net income and other comprehensive income. The amendments will be applicable to the Company on January 1, 2012 and will be applied retrospectively. In December 2011, the topic was further amended to defer the effective date of presenting reclassification adjustments from other comprehensive income to net income on the face of the financial statements. Companies should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the amendments while FASB redeliberates future requirements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company's financial position, results of operations or cash flows.

Restrictions on Cash	12 Months Ended
Dec. 31, 2011
Restrictions on Cash [Abstract]
Restrictions on Cash
Note 2. Restrictions on Cash

To comply with banking regulations, the Bank is required to maintain certain average cash reserve balances. The daily average cash reserve requirement was approximately $1,794,000 and $1,943,000 for the periods including December 31, 2011 and 2010, respectively.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
Note 3. Investment Securities

Debt and equity securities have been classified in the consolidated balance sheets according to management's intent. The amortized cost of securities and their approximate fair values at December 31 follow:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2011
Available for sale:
U.S. Government agency securities	$2,994,524	$80,995	$-	$3,075,519
Government sponsored enterprises	19,964,092	540,636	8,243	20,496,485
Mortgage-backed securities	12,064,933	85,917	28,108	12,122,742
State and municipal securities	12,885,992	409,471	15,881	13,279,582
	$47,909,541	$1,117,019	$52,232	$48,974,328
Held to maturity:
State and municipal securities	$533,042	$31,009	$-	$564,051

	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2010
Available for sale:
US. Government agency securities	$1,231,318	$60,277	$-	$1,291,595
Government sponsored enterprises	23,848,397	151,337	530,368	23,469,366
Mortgage-backed securities	10,254,088	394,732	18,126	10,630,694
State and municipal securities	11,673,223	81,369	305,000	11,449,592
	$47,007,026	$687,715	$853,494	$46,841,247
Held to maturity:
State and municipal securities	$850,590	$37,423	$-	$888,013

During 2010, three municipal securities classified as held to maturity were sold. The amortized cost of the securities totaled $1,366,635 and sales proceeds totaled $1,386,012, resulting in a net gain of $19,377. The securities were sold based upon evidence of deterioration in the issuer's creditworthiness. Each of these securities had lost underlying insurance protection resulting in a reduction in credit rating for one issue and loss of credit ratings on two issues. There were no securities transferred between the available for sale and held to maturity portfolios or other sales of held to maturity securities during the periods presented.

Restricted equity searities were $1,380,700 and $1,617,300 at December 31, 2011 and 2010, respectively. Restricted equity securities consist of investments in stock of the Federal Home Loan Bank of Atlanta ("FHLB"), Community Bankers Bank, Pacific Coast Bankers Bank, and the Federal Reserve Bank of Richmond, all of which are carried at cost. All of these entities are upstream correspondents of the Bank. The FHLB requires financial institutions to make equity investments in the FHLB in order to borrow money. The Bank is required to hold that stock so long as it borrows from the FHLB. The Federal Reserve requires Banks to purchase stock as a condition for membership in the Federal Reserve system. The Bank's stock in Community Bankers Bank and Pacific Coast Bankers Bank is restricted only in the fact that the stock may only be repurchased by the respective banks.

The following table details unrealized losses and related fair values in the Company's held to maturity and available for sale investment securities portfolios. This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011 and 2010.

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

2010
Available for sale:
U.S. Government agency securities	$-	$-	$-	$-	$-	$-
Government sponsored enterprises	3,032,760	8,243	-	-	3,032,760	8,243
Mortgage-backed securities	6,803,995	28,108	-	-	6,803,995	28,108
State and municipal securities	1,625,661	8,626	451,117	7,255	2,076,778	15,881
Total securities available for sale	$11,462,416	$44,977	$451,117	$7,255	$11,913,533	$52,232

Held to maturity:
State and municipal securities	$-	$-	$-	$-	$-	$-

2010
Available for sale:
U.S. Government agency securities	$-	$-	$-	$-	$-	$-
Government sponsored enterprises	13,870,450	493,346	32,178	37,022	13,902,628	530,368
Mortgage-backed securities	2,801,081	18,126	-	-	2,801,081	18,126
State and municipal securities	5,902,003	305,000	-	-	5,902,003	305,000
Total securities available for sale	$22,573,534	$816,472	$32,178	$37,022	$22,605,712	$853,494

Held to maturity:
State and municipal securities	$-	$-	$-	$-	$-	$-

At December 31, 2011, debt securities with unrealized losses had depreciated 0.45% from their amortized cost basis. Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to the length of time and the extent to which the fair value has been less than cost, and the fmancial condition and near-term prospects of the issuer. The relative significance of these and other factors will vary on a case by case basis. In analyzing an issuer's fmancial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, the results of reviews of the issuer's financial condition and the issuer's anticipated ability to pay the contractual cash flows of the investments. Since the Company intends to hold all of its investment securities until maturity, and it is more likely than not that the Company will not have to sell any of its investment securities before unrealized losses have been recovered, and the Company expects to recover the entire amount of the amortized cost basis of all its securities, none of the securities are deemed other than temporarily impaired at December 31, 2011. Management continues to monitor all of these securities with a high degree of scrutiny. There can be no assurance that the Company will not conclude in future periods that conditions existing at that time indicate some or all of these securities are other than temporarily impaired, which could require a charge to earnings in such periods.

Investment searities with amortized cost of approximately $26,326,337 and $17,636,109 at December 31, 2011 and 2010, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law. &lass realized gains and losses for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009

Realized gains	$613,245	$629,558	$277,614
Realized losses	(9,255)	(55,327)	(57,525)
	$603,990	$574,231	$220,089

The scheduled maturities of securities available for sale and securities held to maturity at December 31, 2011, were as follows:

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$200,333	$204,025	$-	$
Due after one year through five years	780,589	813,677	386,023		397,248
Due after five years through ten years	13,100,534	13,534,248	-		-
Due after ten years	33,828,085	34,422,378	147,019		166,803
	$47,909,541	$48,974,328	$533,042		$564,051

Maturities of mortgage backed securities are based on contractual amounts. Actual maturity will vary as loans underlying the securities are prepaid.

Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans Receivable
Note 4. Loans Receivable

The major components of loans in the consolidated balance sheets at December 31, 2011 and 2010 are as follows (in thousands):

	2011	2010
Commercial	$11,777	$14,001
Real estate:
Construction and land development	17,932	21,308
Residential, 1-4 families	105,985	124,749
Residential, 5 or more families	2,724	2,864
Farmland	34,011	33,225
Nonfarm, nonresidential	34,199	40,342
Agricultural	1,931	2,924
Consumer	9,015	11,942
Other	1,594	1,700
	219,168	253,055
Allowance for loan losses	(4,942)	(4,542)
	$214,226	$248,513

As of December 31, 2011 and 2010, substantially all of the Bank's residential 1-4 family loans were pledged as collateral toward borrowings with the Federal Home Loan Bank.

Allowance for Loan Losses and Impaired Loans	12 Months Ended
Dec. 31, 2011
Allowance for Loan Losses and Impaired Loans [Abstract]
Allowance for Loan Losses and Impaired Loans
Note 5. Allowance for Loan Losses and Impaired Loans

Allowance for Loan Losses

The allowance for loan losses is maintained at a level believed to be sufficient to provide for estimated loan losses based on evaluating known and inherent risks in the loan portfolio. The allowance is provided based upon management's comprehensive analysis of the pertinent factors underlying the quality of the loan portfolio. These factors include changes in the amount and composition of the loan portfolio, delinquency levels, actual loss experience, current economic conditions, and detailed analysis of individual loans for which the full collectability may not be assured. The detailed analysis includes methods to estimate the fair value of loan collateral and the existence of potential alternative sources of repayment. The allowance consists of specific and general components. The specific component relates to loans that are deemed impaired. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the recorded value of that loan. The general component covers the remaining loan portfolio not evaluated individually for impairment, and is based on historical loss experience adjusted for qualitative factors. The appropriateness of the allowance for loan losses on loans is estimated based upon these factors and trends identified by management at the time financial statements are prepared.

A provision for loan losses is charged against operations and is added to the allowance for loan losses based on quarterly comprehensive analyses of the loan portfolio. The allowance for loan losses is allocated to certain loan categories based on the relative risk characteristics, asset classifications and actual loss experience of the loan portfolio. While management has allocated the allowance for loan losses to various loan portfolio segments, the allowance is general in nature and is available for the loan portfolio in its entirety.

An analysis of the allowance for loan losses as of December 31 follows:

	2011	2010	2009
Balance, beginning	$4,542,420	$3,555,273	$3,359,946
Provision charged to expense	4,784,889	2,509,569	1,490,848
Recoveries of amounts charged off	217,351	180,898	32,952
Amounts charged off	(4,603,015)	(1,703,320)	(1,328,473)
Balance, ending	$4,941,645	$4,542,420	$3,555,273

The following table presents activity in the allowance by loan category and information on the loans evaluated individually for impairment and collectively evaluated for impairment as of December 31, 2011 and December 31, 2010:

Allowance for Loan Losses and Recorded Investment in Loans

	Commercial & Agricultural	Commercial Mortgage	Construction & Development	Farmland	Residential	Consumer & Other	Total
December 31, 2011
Allowance for loan losses:
Beginning Balance	$436,872	$777,515	$526,231	$710,368	$1,861,953	$229,481	$4,542,420
Charge-offs	(388,160)	(672,724)	(1,230,666)	(22,841)	(1,944,703)	(343,921)	(4,603,015)
Recoveries	86,539	688	6,000	-	48,776	75,348	217,351
Provision	262,911	783,486	1,243,174	(136,380)	2,337,019	294,679	4,784,889
Ending Balance	398,162	888,965	544,739	551,147	2,303,045	255,587	4,941,645
Ending balance: individually
evaluated for impairment	$62,854	$2,313	$17,130	$30,392	$74,951	$3,565	$191,205
Ending balance: collectively
evaluated for impairment	$335,308	$886,652	$527,609	$520,755	$2,228,094	$252,022	$4,750,440

Loans outstanding:
Ending balance	$13,708,212	$34,199,230	$17,931,604	$34,011,446	$108,708,567	$10,609,386	$219,168,445
Ending balance: individually
evaluated for impairment	$680,544	$3,414,811	$5,017,294	$6,988,231	$5,832,676	$34,390	$21,967,946
Ending balance: collectively
evaluated for impairment	$13,027,668	$30,784,419	$12,914,310	$27,023,215	$102,875,891	$10,574,996	$197,200,499

December 31, 2010
Allowance for loan losses:
Beginning Balance	$612,240	$531,670	$472,870	$394,067	$1,325,351	$219,075	$3,555,273
Charge-offs	(278,495)	(157,764)	(229,000)	(61,963)	(738,532)	(237,566)	(1,703,320)
Recoveries	74,024	2,397	557	64,416	13,864	25,640	180,898
Provision	29,103	401,212	281,804	313,848	1,261,270	22,332	2,509,569
Ending Balance	436,872	777,515	526,321	710,368	1,861,953	229,481	4,542,420
Ending balance: individually
evaluated for impairment	$-	$28,082	$-	$32,410	$55,185	$-	$115,677
Ending balance: collectively
evaluated for impairment	$436,872	$749,433	$526,321	$677,958	$1,806,768	$229,481	$4,426,743

Loans outstanding:
Ending balance	$16,925,908	$40,342,235	$21,308,301	$33,224,917	$127,613,043	$13,640,974	$253,055,378
Ending balance: individually
evaluated for impairment	$-	$2,020,678	$2,718,524	$2,913,440	$5,052,920	$-	$12,705,562
Ending balance: collectively
evaluated for impairment	$16,925,908	$38,321,557	$18,589,777	$30,311,477	$122,560,123	$13,640,974	$240,349,816

Management closely monitors the quality of the loan portfolio and has established a loan review process designed to help grade the quality of the Bank's loan portfolio. The Bank's loan ratings coincide with the "Substandard," "Doubtful" and "Loss" classifications used by federal regulators in their examination of financial institutions. Generally, an asset is considered Substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. Substandard assets include those characterized by the distinct possibility that the insured financial institution will sustain some loss if the deficiencies are not corrected. Assets classified as Doubtful have all the weaknesses inherent in assets classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable. Assets classified as Loss are those considered uncollectible, and of such little value that its continuance on the books is not warranted. Assets that do not currently expose the insured financial institutions to sufficient risk to warrant classification in one of the aforementioned categories but otherwise possess weaknesses are designated "Special Mention." Management also maintains a listing of loans designated "Watch". These loans represent borrowers with declining earnings, strained cash flow, increasing leverage and/or weakening market fundamentals that indicate above average risk. As of December 31, 2011 and December 31, 2010, the Bank had no loans graded "Doubtful" or "Loss" included in the balance of total loans outstanding.

The following table lists the loan grades utilized by the Bank and the corresponding total of outstanding loans in each category as of December 31, 2011 and December 31, 2010:

Credit Risk Profile by Internally Assigned Grades

	Loan Grades
	Pass	Watch	Special Mention	Substandard	Total
December 31, 2011
Real Estate Secured:
1-4 residential construction	$494,146	$-	$-	$63,000	$557,146
Commercial construction	331,613	-	-	-
Land development & other land	10,104,050	652,059	292,485	5,994,251	17,042,845
Farmland	22,705,684	1,501,012	1,640,587	8,164,163	34,011,446
1-4 residential mortgage	77,852,671	2,054,982	2,722,842	8,709,898	91,340,393
Multifamily	2,060,482	662,971	-		2,723,453
Home equity and second mortgage	11,375,249	639,369	480,225	2,149,878	14,644,721
Commercial mortgage	24,015,569	2,055,363	2,560,894	5,567,404	34,199,230
Non-Real Estate Secured:
Commercial & agricultural	11,538,611	679,021	253,522	994,245	13,465,399
Financial institutions		-	242,813		242,813
Civic organizations	360,715	-	-		360,715
Consumer-auto	2,862,264	9,799	17,125	43,165	2,932,353
Consumer-other	6,984,580	14,841	138,515	178,382	7,316,318
Total	$170,685,634	$8,269,417	$8,349,008	$31,864,386	$219,168,445

	Loan Grades
			Special
	Pass	Watch	Mention	Substandard	Total
December 31, 2010
Real Estate Secured:
1-4 residential construction	$694,877	$-	$-	$115,238	$810,115
Commercial construction	218,345	-	-	-	218,345
Loan development &
other land	13,090,447	1,734,074	545,952	4,909,368	20,279,841
Farmland	23,512,660	1,558,170	1,703,049	6,451,038	33,224,917
1-4 residential mortgage	102,301,105	1,049,301	200,489	8,715,499	112,266,394
Multifamily	2,863,816	-	-	-	2,863,816
Home equity and second
mortgage	12,111,438	121,792	-	249,603	12,482,833
Commercial mortgage	30,756,084	3,578,944	721,327	5,285,881	40,342,236
Non-Real Estate Secured:
Commercial & agricultural	15,444,342	301,909	-	856,636	16,602,887
Financial institutions	-	-	323,021	-	323,021
Civic organizations	471,939	-	-	-	471,939
Consumer-auto	4,447,086	-	-	86,576	4,533,662
Consumer-Other	8,536,033	2,123	-	97,216	8,635,372
Total	$214,448,172	$8,346,313	$3,493,838	$26,767,055	$253,055,378

Loans may be placed in nonaccrual status when, in management's opinion, the borrower may be unable to meet payments as they become due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received. Payments received are first applied to principal, and any remaining funds are then applied to interest. Loans are removed from nonaccrual status when they are deemed a loss and charged to the allowance, transferred to foreclosed assets, or returned to accrual status based upon performance consistent with the original terms of the loan or a subsequent restructuring thereof.

The following table presents an age analysis of nonaccrual and past due loans by category as of December 31, 2011 and December 31, 2010:

Analysis of Past Due and Nonaccrual Loans

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due		Total Past Due	Current	Total loans	90+ Days Past Due and Still Accruing	Nonaccrual Loans
December 31, 2011
Real Estate Secured:
1-4 residential construction	-		$	- $63,000	$63,000	$494,146	$557,146	$-	$63,000
Commercial construction						331,613	331,613
Land development & other land	241,031	464,326		4,083,688	4,789,045	12,253,800	17,042,845		4,891,184
Farmland	398,146	665,577		3,559,159	4,622,882	29,388,564	34,011,446		6,779,457
1-4 residential mortgage	2,337,732	1,100,428		4,255,532	7,693,692	83,646,701	91,340,393	364,926	5,759,832
Multifamily	-				-	2,723,453	2,723,453
Home equity and second mortgage	315,568	176,448		844,737	1,336,753	13,307,968	14,644,721	76,231	1,079,672
Commercial mortgage	264,664	78,983		2,110,790	2,454,437	31,744,793	34,199,230	18,343	3,374,650
Non-Real Estate Secured:
Commercial & agricultural	211,542	402,399		158,467	772,408	12,692,991	13,465,399		602,682
Financial institutions	-				-	242,813	242,813
Civic organizations	-	-		-	-	360,715	360,715
Consumer-auto	45,568	31,314		24,443	101,325	2,831,028	2,932,353	17,048	7,395
Consumer-other	109,290	14,986		108,204	232,480	7,083,838	7,316,318	61,339	47,771
Total	$3,923,541	$2,934,461		$15,208,020	$22,066,022	$197,102,423	$219,168,445	$537,887	$22,605,643

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total loans	90+ Days Past Due and Still Accruing	Nonaccrual Loans
December 31, 2010
Real Estate Secured:
1-4 residential construction	$-	$115,238	$-	$115,238	$694,877	$810,115	$-	$
Commercial construction	-			-	218,345	218,345
Land development & other land	431,277	27,641	2,841,698	3,300,616	16,979,225	20,279,841	51,809		2,901,203
Farmland	509,005	1,003,879	2,936,006	4,448,890	28,776,027	33,224,917	-		3,507,668
1-4 residential mortgage	4,632,469	2,300,063	5,928,980	12,861,512	99,404,882	112,266,394	724,270		6,047,300
Multifamily	-			-	2,863,816	2,863,816	-		-
Home equity and second mortgage	165,669	63,459	244,616	473,744	12,009,089	12,482,833	56,704		188,900
Commercial mortgage	487,226	319,431	2,493,535	3,300,192	37,042,044	40,342,236	-		2,579,645
Non-Real Estate Secured:
Commercial & agricultural	249,260	272,044	432,584	953,888	15,648,999	16,602,887			432,584
Financial institutions	-			-	323,021	323,021			-
Civic organizations	-	-	-	-	471,939	471,939	-		-
Consumer-auto	150,589	44,017	78,536	273,142	4,260,520	4,533,662	65,413		13,124
Consumer-other	223,490	23,340	72,216	319,046	8,316,326	8,635,372	37,779		39,437
Total	$6,848,985	$4.169,112	$15,028,171	$26,046,268	$227,009,110	$253,055,378	$935,975		$15,709,861

Impaired Loans

A loan is considered impaired when it is probable that the Bank will be unable to collect all contractual principal and interest payments due in accordance with the original or modified terms of the loan agreement. Smaller balance homogenous loans may be collectively evaluated for impairment. Impaired loans are measured based on the estimated fair value of the collateral less estimated cost to sell if the loan is considered collateral dependent. Impaired loans not considered to be collateral dependent are measured based on the present value of expected future cash flows. The valuation of real estate collateral is subjective in nature and may be adjusted in future periods because of changes in economic conditions. Management considers third-party appraisals, as well as independent fair market value assessments in determining the estimated fair value of particular properties. In addition, as certain of these third-party appraisals and independent fair market value assessments are only updated periodically, changes in the values of specific properties may have occurred subsequent to the most recent appraisals. Accordingly, the amounts of any such potential changes and any related adjustments are generally recorded at the time such information is received. When the measurement of the impaired loan is less than the recorded investment in the loan, impairment is recognized by creating or adjusting an allocation of the allowance for loan losses and uncollected accrued interest is reversed against interest income. If ultimate collection of principal is in doubt, all cash receipts on impaired loans are applied to reduce the principal balance.

As of December 31, 2011 and December 31, 2010, respectively, the recorded investment in impaired loans totaled $21,967,946 and $12,705,562. The average age of the third-party appraisal or independent assessment used to measure impairment on our collateral-dependent loans at December 31, 2011 was 13 months. The Bank's current practice is to consider an appraisal or assessment to be current if it is less than 18 months old. The total amount of collateral-dependent impaired loans at December 31, 2011 and December 31, 2010, respectively, was $18,219,185 and $11,867,568, of these $14,849,143 and $7,051,584 were measured for impairment using appraisals aged less than 18 months. The remaining $3,370,042 and $4,815,984 of collateral-dependent impaired loans was measured for impairment using existing appraisals discounted 15-20% for age and other pertinent factors. As of December 31, 2011 and December 31, 2010, respectively, $3,925,933 and $2,632,439 of the recorded investment in impaired loans did not require specific reserves because they had been written down to the fair value of collateral through a direct charge-off. The Bank had $7,585,520 and $2,221,791 in troubled debt restructured loans included in impaired loans at December 31, 2011 and December 31, 2010, respectively.

The categories of nonaccrual loans and impaired loans overlap, although they are not coextensive. The Bank considers all circumstances regarding the loan and borrower on an individual basis when determining whether an impaired loan should be placed on nonaccrual status, such as the financial strength of the borrower, the estimated collateral value, reasons for the delay, payment record, the amount past due and the number of days past due.

The following table is a summary of information related to impaired loans as of December 31, 2011 and December 31, 2010:

Impaired Loans

	Recorded Investment (1)	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2011
With no related allowance recorded:
1-4 Residential Construction	$63,000	$115,238	$-	$47,293	$-
Land development & other land	4,666,763	5,591,104	-	3,154,134	-
Farmland	6,187,137	6,187,137	-	5,222,771	45,059
1-4 residential mortgage	4,397,661	5,021,591	-	5,289,195	10,823
Commercial mortgage	2,894,820	3,214,076	-	2,327,091	8,446
Commercial & agricultural	144,034	144,034	-	105,439	28
Consumer & other	-	-	-	-
Subtotal	18,353,415	20,273,180	-	16,145,923	64,356
With an allowance recorded:
1-4 Residential Construction		-	-	-	-
Land development & other land	287,531	335,779	17,130	158,872	9,695
Farmland	801,094	801,094	30,392	81,619	-
1-4 residential mortgage	1,435,015	1,481,238	74,951	717,354	32,097
Commercial mortgage	519,991	519,991	2,313	22,794	-
Commercial & agricultural	536,510	536,510	62,854	205,647	2,738
Consumer & other	34,390	34,390	3,565	3,769	241
Subtotal	3,614,531	3,709,002	191,205	1,190,055	44,771
Totals:
1-4 Residential Construction	63,000	115,238		47,293	-
Land development & other land	4,954,294	5,926,883	17,130	3,313,006	9,695
Farmland	6,988,231	6,988,231	30,392	5,304,390	45,059
1-4 residential mortgage	5,832,676	6,502,829	74,951	6,006,549	42,920
Commercial mortgage	3,414,811	3,734,067	2,313	2,349,885	8,446
Commercial & agricultural	680,544	680,544	62,854	311,086	2,766
Consumer & other	34,390	34,390	3,565	3,769	241
Total	$21,967,946	$23,982,182	191,205	$17,335,978	$109,127
December 31, 2010
With no related allowance recorded:
Land development & other land	$2,718,524	$2,859,524	$-	$3,281,024	$93,528
Farmland	2,492,274	2,492,274	-	1,456,624	6,962
1-4 residential mortgage	3,770,193	4,034,832	-	3,937,023	650
Commercial mortgage	1,896,597	2,013,961	-	1,752,938	-
Commercial & agricultural		-	-	154,225	-
Subtotal	10,877,588	11,400,591	-	10,581,834	101,140
With an allowance recorded:
Land development & other land	-	-	-	-	-
Farmland	421,166	421,166	32,410	421,166	-
1-4 residential mortgage	1,282,727	1,282,727	55,185	558,976	8,391
Commercial mortgage	124,081	124,081	28,082	124,082	-
Commercial & agricultural	-	-	-	-	-
Subtotal	1,827,974	1,827,974	115,677	1,104,224	8,391
Totals:
Land development & other land	2,718,524	2,859,524	-	3,281,024	93,528
Farmland	2,913,440	2,913,440	32,410	1,877,790	6,962
1-4 residential mortgage	5,052,920	5,317,559	55,185	4,495,999	9,041
Commercial mortgage	2,020,678	2,138,042	28,082	1,877,020	-
Commercial & agricultural	-	-	-	154,225	-
Total	$12,705,562	$13,228,565	$115,677	$11,686,058	$109,531

(1) Recorded investment is the loan balance, net of any charge-offs

The average annual recorded investment in impaired loans and interest income recognized on impaired loans for the year ended December 31, 2009 (approximate) are summarized below:

2009

Average investment in impaired loans	$10,356,198
Interest income recognized on impaired loans	$424,635
Interest income recognized on a cash basis on impaired loans	$430,623

No additional funds are committed to be advanced in connection with impaired loans.

Troubled Debt Restructuring

As a result of adopting the amendments in ASU 2011-02, the Bank reassessed restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered troubled debt restructurings (TDRs) under the amended guidance. The Bank identified as TDRs certain loans for which the allowance for loan losses had previously been measured under a general allowance methodology. Upon identifying those loans as TDRs, the Bank identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310- 10-35 for those loans newly identified as impaired. At the end of the first interim period of adoption (December 31, 2011), the recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35 was $203,507. The allowance for loan losses associated with those loans on the basis of a current evaluation of loss was $0.

A troubled debt restructured loan is a loan for which the Bank, for reasons related to the borrower's financial difficulties, grants a concession to the borrower that the Bank would not otherwise consider.

The loan terms which have been modified or restructured due to a borrower's financial difficulty, include but are not limited to: a reduction in the stated interest rate; an extension of the maturity at an interest rate below current market; a reduction in the face amount of the debt; a reduction in the accrued interest; or re-aging, extensions, deferrals and renewals. Troubled debt restructured loans are considered impaired and are individually evaluated for impairment.

The following table sets forth information with respect to the Bank's troubled debt restructurings as of December 31, 2011:

	Number of Contracts	Pre-Modification Outstanding Recorded Investment (1)	Post- Modification Outstanding Recorded Investment (1)
Troubled Debt Restructurings
Land development & other land	2	$520,539	$520,539
Farmland	6	2,369,259	2,571,336
1-4 residential mortgage	16	2,235,233	2,316,883
Commercial mortgage	8	2,223,864	2,231,131
Commercial & agricultural	7	351,499	357,915
Consumer & other	1	34,389	34,389

	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted
Troubled debt restructurings:
Land development & other land	2	$361,825
Farmland	1	$350,000
1-4 residential mortgage	2	$215,486
Commercial mortgage	2	$657,382
Commercial & agricultural	2	$39,662
Consumer & other	-	$-

As of December 31, 2011, the Bank had 9 loans that had previously been restructured that were in default. Restructured loans are deemed to be in default if they become past due by 30 days or more.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment
Note 6. Property and Equipment

Components of property and equipment and total accumulated depreciation at December 31, 2011 and 2010, are as follows:

	2011	2010
Land	$2,925,432	$2,287,922
Buildings and improvements	9,000,308	8,889,692
Furniture and equipment	6,359,510	5,806,327
	18,285,250	16,983,941
Less accumulated depreciation	(7,103,550)	(6,408,808)
	$11,181,700	$10,575,133

Depreciation expense for the years ended December 31, 2011, 2010, and 2009 amounted to $694,742, $746,010, and $765,609, respectively.

Cash Value of Life Insurance	12 Months Ended
Dec. 31, 2011
Cash Value of Life Insurance [Abstract]
Cash Value of Life Insurance
Note 7. Cash Value of Life Insurance

The Bank is owner and beneficiary of life insurance policies on certain employees and directors. Policy cash values totaled $8,772,039 and $8,433,596 at December 31, 2011 and 2010, respectively.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
Note 8. Deposits

The aggregate amount of time deposits in denominations of $100,000 or more at December 31, 2011 and 2010 was $67,265,119 and $72,604,243, respectively. At December 31, 2011, the scheduled maturities of all time deposits are as follows:

Three months or less	$20,582,547
Over three months through twelve months	63,827,220
Over one year through three years	36,295,163
Over three years	41,538,923
$162,243,853

Short-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt [Abstract]
Short-Term Debt
Note 9. Short-Term Debt

At December 31, 2011 and 2010 the Bank had no debt classified as short-term.

At December 31, 2011, the Bank had established unsecured lines of credit of approximately $6,000,000 with correspondent banks to provide additional liquidity if, and as needed. In addition, the Bank has the ability to borrow up to $43,310,000 from the Federal Home Loan Bank, subject to the pledging of collateral.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
Note 10. Long-Term Debt

The Bank's long-term debt consists of borrowings from the Federal Home Loan Bank of Atlanta (FHLB) and Deutsche Bank. The borrowing from the FHLB, which is secured by substantially all the Bank's first mortgage oneto-four family residential loans, is a $10,000,000 advance that matures on October 24, 2017. Interest on the loan is fixed at 3.802% and the loan is callable quarterly by the FHLB.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
Note 11. Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and due from banks and interest-bearing deposits with banks: The carrying amounts reported in the balance sheet for cash and due from banks and interest-bearing deposits with banks approximate their fair values.

Federal funds sold: Due to their short-term nature, the carrying value of federal funds sold approximate their fair value.

Securities: Fair values for securities, excluding restricted equity securities, are based on quoted market prices, where available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions. The carrying values of restricted equity securities approximate fair values.

Loans receivable: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts. The fair values for other loans are estimated using discounted cash flow analysis, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. The carrying amount of accrued interest receivable approximates its fair value.

Cash value of life insurance: The carrying amount reported in the balance sheet approximates fair value as it represents the cash surrender value of the life insurance.

Deposit liabilities: The fair values disclosed for demand and savings deposits are, by definition, equal to the amount payable on demand at the reporting date. The fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated contractual maturities on such time deposits. The carrying amount of accrued interest payable approximates fair value.

Long-term debt: The fair value of long-term debt is estimated using a discounted cash flow calculation that applies interest rates currently available on similar instruments.

Loans receivable: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts. The fair values for other loans are estimated using discounted cash flow analysis, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. The carrying amount of accrued interest receivable approximates its fair value.

Cash value of life insurance: The carrying amount reported in the balance sheet approximates fair value as it represents the cash surrender value of the life insurance.

Deposit liabilities: The fair values disclosed for demand and savings deposits are, by definition, equal to the amount payable on demand at the reporting date. The fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated contractual maturities on such time deposits. The carrying amount of accrued interest payable approximates fair value.

Long-term debt: The fair value of long-term debt is estimated using a discounted cash flow calculation that applies interest rates currently available on similar instruments.

The estimated fair values of the Company's financial instruments are as follows (dollars in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Cash and due from banks	$8,242	$8,242	$9,201	$9,201
Interest bearing deposits with banks	3,316	3,316	3,306	3,306
Federal funds sold	39,013	39,013	27,746	27,746
Securities, available for sale	48,974	48,974	46,841	46,841
Securities, held to maturity	533	564	851	888
Restricted equity securities	1,381	1,381	1,617	1,617
Loans, net of allowance for loan losses	214,227	218,498	248,513	250,800
Cash value of life insurance	8,772	8,772	8,434	8,434
Accrued interest receivable	1,515	1,515	2,132	2,132
Financial liabilities
Deposits	297,252	301,191	311,817	314,484
Long-term debt	20,000	22,334	25,000	27,672
Accrued interest payable	231	231	312	312

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available for sale and derivatives are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans and foreclosed assets. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.
Fair Value Hierarchy

In accordance with applicable accounting guidance, the Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 -	Valuation is based upon quoted prices for identical instruments traded in active markets.
Level 2 -
Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 -	Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques may include the use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include mortgage-backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. If a loan is identified as individually impaired, management measures impairment in accordance with applicable accounting guidance. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. In accordance with accounting standards, impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price the Company records the impaired loan as nonrecurring Level 2. When the fair value is based on either an external or internal appraisal and there is no observable market price, the Company records the impaired loan as nonrecurring Level 3.

Foreclosed Assets

Foreclosed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management's estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price the Company records the foreclosed asset as nonrecurring Level 2.  When the fair value of the collateral is based on either an external or internal appraisal and there is no observable market price, the Company records the foreclosed asset as nonrecurring Level 3.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

December 31, 2011	Total	Level 1	Level 2	Level 3

Investment securities available for sale
U.S. Government agency securities	$3,075,519	$-	$3,075,519	$-
Government sponsored enterprises	20,496,485	-	20,496,485	-
Mortgage-backed securities	12,122,742	-	12,122,742	-
State and municipal securities	13,279,582	-	13,279,582	-
Total investment securities available for sale	48,974,328	-	48,974,328	-
Total assets at fair value	$48,974,328	$-	$48,974,328	$-

December 31, 2010	Total	Level 1	Level 2	Level 3

Investment securities available for sale
U.S. Government agency securities	$1,291,595	$-	$1,291,595	$-
Government sponsored enterprises	23,469,366	-	23,469,366	-
Mortgage-backed securities	10,630,694	-	10,630,694	-
State and municipal securities	11,449,592	-	11,449,592	-
Total investment securities available for sale	46,841,247	-	46,841,247	-
Total assets at fair value	$46,841,24728	$-	$46,841,247	$-

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

The Company may be required, from time to time, to measure certain assets and liabilities at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principals. These include assets and liabilities that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets and liabilities measured at fair value on a nonrecurring basis are included in the table below.

December 31, 2011	Total		Level 1	Level 2		Level 3

Loans	$7,349,258$		$-		$-	$7,349,258
Foreclosed assets	929,135		-		-	929,135
Total assets at fair value	$8,278,393$	$		$		$8,278,393
Total liabilities at fair value	$-		$-		$-	$-

December 31, 2010	Total	Level 1	Level 2 Level 3
Loans	$4,344,737$	-		$4,344,737
Foreclosed assets	834,000	-		834,000
Total assets at fair value	$5,178,737$			$5,178,737
Total liabilities at fair value	$-	$-	$

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan
Note 12. Employee Benefit Plan

The Bank has a qualified noncontributory defined benefit pension plan which covers substantially all of its employees. The benefits are primarily based on years of service and earnings.

The following is a summary of the plan's funded status as of December 31, 2011 and 2010, and September 30, 2009:

	2011	2010	2009
Change in benefit obligation
Benefit obligation at beginning of year	$8,027,457	$6,975,571	$6,381,001
Service cost	457,996	411,842	391,075
Interest cost	439,735	417,033	381,477
Actuarial (gain) loss	936,199	519,072	(100,579)
Benefits paid	(157,769)	(296,061)	(77,403)
Prior service cost due to amendment
Benefit obligation at end of year	9,703,618	8,027,457	6,975,571
Change in plan assets
Fair value of plan assets at beginning of year	9,716,166	8,278,463	4,499,654
Actual return on plan assets	50,101	960,831	1,856,212
Employer contribution	1,021,577	772,933	2,000,000
Benefits paid	(157,769)	(296,061)	(77,403)
Fair value of plan assets at end of year	10,630,075	9,716,166	8,278,463
Funded status at the end of the year	$926,457	$1,688,709	$1,302,892
Amounts recognized in the Balance Sheet
(Accrued) prepaid benefit cost	$4,246,062	$3,395,737	$2,833,420
Unfunded pension benefit obligation	(3,319,605)	(1,707,028)	(1,530,528)
Amount recognized in other assets (liabilities)	$926,457	$1,688,709	$1,302,892
Amounts recognized in accumulated comprehensive income
Net gain (loss)	$(3,274,379)	$(1,658,572)	$(1,478,842)
Unrecognized prior service costs	(45,226)	(48,456)	(51,686)
Unrecognized net obligation at transition
Unfunded pension benefit obligation	(3,319,605)	(1,707,028)	(1,530,528)
Deferred taxes	1,128,665	580,390	520,380
Amount recognized in accumulated comprehensive income	$(2,190,939)	$(1,126,638)	$(1,010,148)
(Accrued) Prepaid benefit detail
Benefit obligation	$(9,703,618)	$(8,027,457)	$(6,975,571)
Fair value of assets	10,630,075	9,716,166	8,278,463
Unrecognized net actuarial (gain) loss	3,274,379	1,658,572	1,478,842
Unrecognized net obligation at transition
Unrecognized prior service cost	45,226	48,456	51,686
(Accrued) prepaid benefit cost	$4,246,062	$3,395,737	$2,833,420

	2011	2010	2009
Components of net periodic benefit cost
Service cost	$457,996	$411,842	$391,075
Interest cost	439,735	417,033	381,477
Expected return on plan assets	(774,726)	(660,285)	(476,975)
Recognized net actuarial (gain) loss	45,017	38,796	144,403
Amortization	3,230	3,230	10,761
Net periodic benefit expense	$171,252	$210,616	$450,741
Additional disclosure information
Accumulated benefit obligation	$7,712,526	$5,750,508	$4,845,345
Vested benefit obligation	$7,571,974	$5,638,819	$4,740,299
Discount rate used for net periodic pension cost	5.50%	6.00%	6.00%
Discount rate used for disclosure	4.50%	5.50%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	4.00%	4.00%
Average remaining service (years)	15	15	17

Using the same fair value hierarchy described in Note 11, the fair values of the Company's pension plan assets, by asset category, are as follows:

December 31, 2011	Total	Level 1	Level 2	Level 3

Cash equivalents and short term investments	$(2,975)	$(2,975)	$-	$-
Mutual funds – equities	5,143,648	5,143,648	-	-
Mutual funds – fixed income	5,489,402	5,489,402	-	-
Total assets at fair value	$10,630,075	$10,630,075	$-	$-

December 31, 2010	Total	Level 1	Level 2	Level 3

Cash equivalents and short term investments	$(3,489)	$(3,489)	$-	$-
Mutual funds – equities	5,170,173	5,170,173	-	-
Mutual funds – fixed income	4,549,482	4,549,482	-	-
Total assets at fair value	$9,716,166	$9,716,166	$-	$-

Estimated Future Benefit Payments

Pension Benefits

2012	$99,241
2013	98,814
2014	168,042
2015	186,095
2016 - 2021	2,369,733
$2,921,925

Funding Policy

It has been Bank practice to contribute the maximum tax-deductible amount each year as determined by the plan administrator. As a result of prior year contributions exceeding the minimum requirements, a Prefunding Balance existed as of December 31, 2011 and there is no required contribution for 2012. Based on this we do not anticipate making a contribution to the plan in 2012 and pension costs are expected to be approximately $255,091.

Long-Term Rate of Return

The plan sponsor selects the expected long-term rate-of-return-on-assets assumption in consultation with their investment advisors and actuary, and with concurrence from their auditors. This rate is intended to reflect the average rate of earnings expected to be earned on the funds invested or to be invested to provide plan benefits. Historical performance is reviewed - especially with respect to real rates of return (net of inflation) - for the major asset classes held, or anticipated to be held by the trust, and for the trust itself. Undue weight is not given to recent experience - that may not continue over the measurement period - with higher significance placed on current forecasts of future long-term economic conditions.

Because assets are held in a qualified trust, anticipated returns are not reduced for taxes. Further - solely for this purpose the plan is assumed to continue in force and not terminate during the period during which the assets are invested. However, consideration is given to the potential impact of current and future investment policy, cash flow into and out of the trust, and expenses (both investment and non-investment) typically paid from plan assets (to the extent such expenses are not explicitly estimated within periodic cost).

Asset Allocation

The pension plan's weighted-average asset allocations at December 31, 2011 and 2010, by asset category are as follows:

	2011	2010
Mutual funds - fixed income	48%	47%
Mutual funds - equity	52%	53%
Cash and equivalents	0%	0%
Total	100%	100%

The trust fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return, with a targeted asset allocation of 50% fixed income and 50% equities. The Investment Manager selects investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the Plan's investment strategy. The Investment Manager will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure.

It is the responsibility of the Trustee to administer the investments of the Trust within reasonable costs, being careful to avoid sacrificing quality. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs chargeable to the Trust.

Deferred Compensation and Life Insurance	12 Months Ended
Dec. 31, 2011
Deferred Compensation and Life Insurance [Abstract]
Deferred Compensation and Life Insurance
Note 13. Deferred Compensation and Life Insurance

Deferred compensation plans have been adopted for certain executive officers and members of the Board of Directors for future compensation upon retirement. Under plan provisions aggregate annual payments ranging from $2,662 to $37,200 are payable for ten years certain, generally beginning at age 65. Reduced benefits apply in cases of early retirement or death prior to the benefit date, as defined. Liability accrued for compensation deferred under the plan amounts to $487,964 and $506,160 at December 31, 2011 and 2010 respectively. Expense charged against income was $39,464, $41,343 and $43,489 in 2011, 2010, and 2009, respectively. Charges to income are based on changes in present value of future cash payments, discounted at 8%.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 14. Income Taxes

Current and Deferred Income Tax Components

The components of income tax expense (substantially all Federal) are as follows:

	2011	2010	2009

Current	$(496,948)	$560,876	$(427,215)
Deferred	(717,331)	(294,356)	527,516
	$(1,214,279)	$266,520	$100 301

Rate Reconciliation

A reconciliation of income tax expense computed at the statutory federal income tax rate to income tax expense included in the statements of income follows:

	2011	2010	2009
Tax at statutory federal rate	$(972,440)	$487,010	$334,227
Tax exempt interest income	(168,487)	(155,902)	(164,588)
Tax exempt insurance income	(115,071)	(114,057)	(109,902)
State income tax, net of federal benefit	-	15,711	-
Other	41,719	33,758	40,564
	$(1,214,279)	$266,520	$100 301

Deferred Income Tax Analysis

The significant components of net deferred tax assets (all Federal) at December 31, 2011 and 2010 are summarized as follows:

	2011	2010
Deferred tax assets
Allowance for loan losses	$1,216,740	$1,270,511
Unearned credit life insurance	10,470	12,820
Deferred compensation	165,908	172,094
Investment impairment charge recorded directly to stockholders' equity as a component of other comprehensive income	564,672	564,672
Minimum pension liability	1,128,666	580,390
Net operating loss carryforward	813,630	-
Alternative minimum tax credit carryforward	33,788	-
Non-accrual interest income	799,981	629,810
Net unrealized losses on securities available for sale		56,365
Other	26,315	12,779
	4,760,170	3,299,441
Deferred tax liabilities
Deferred loan origination costs	207,314	213,588
Accrued pension costs	1,443,661	1,154,551
Depreciation	203,837	246,420
Net unrealized gains on securities available for sale	362,028	-
Accretion of discount on investment securities, net	14,410	3,176
	2,231,250	1,617,735
Net deferred tax asset	$2,528,920	$1,681,706

The Bank has analyzed the tax positions taken or expected to be taken in its tax returns and concluded it has no liability related to uncertain tax positions in accordance with applicable regulations. Tax returns for the years of 2008, 2009, and 2010 remain subject to examination by both federal and state tax authorities.

Deferred tax assets or liabilities are initially recognized for differences between the financial statement carrying amount and the tax basis of assets and liabilities which will result in future deductible or taxable amounts and operating loss and tax credit carry-forwards. A valuation allowance is then established, as applicable, to reduce the deferred tax asset to the level at which it is "more likely than not" that the tax benefits will be realized. Sources of taxable income that may allow for the realization of tax benefits include (1) taxable income in the current year or prior years that is available through carry-back, (2) future taxable income that will result from the reversal of existing taxable temporary differences, and (3) taxable income generated by future operations. There is no valuation allowance for deferred tax assets as of December 31, 2011 and 2010. It is management's belief that realization of the deferred tax asset is more likely than not.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 15. Commitments and Contingencies

Litigation

In the normal course of business the Bank is involved in various legal proceedings. After consultation with legal counsel, management believes that any liability resulting from such proceedings will not be material to the consolidated financial statements.

Financial Instruments with Off-Balance Sheet Risk

The Bank is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, credit risk in excess of the amount recognized in the consolidated balance sheets.

The Bank's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as for onbalance sheet instruments. A summary of the Bank's commitments at December 31, 2011 and 2010 is as follows:

	2011	2010

Commitments to extend credit	$15,557,229	$13,652,036
Standby letters of credit	-	-
	$15,557,229	$13,652,036

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management's credit evaluation of the party. Collateral held varies, but may include accounts receivable, inventory, property and equipment, residential real estate and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. Collateral held varies as specified above and is required in instances which the Bank deems necessary.

Concentrations of Credit Risk

Substantially all of the Bank's loans, commitments to extend credit, and standby letters of credit have been granted to customers in the Bank's market area and such customers are generally depositors of the Bank. Investments in state and municipal searities involve governmental entities within and outside the Bank's market area. The concentrations of credit by type of loan are set forth in Note 4. The distribution of commitments to extend credit approximates the distribution of loans outstanding. Standby letters of credit are granted primarily to commercial borrowers. The Bank's primary focus is toward small business and consumer transactions, and accordingly, it does not have a significant number of credits to any single borrower or group of related borrowers in excess of $1,000,000. The Bank has cash and cash equivalents on deposit with financial institutions which exceed federally insured limits.

Regulatory Restrictions	12 Months Ended
Dec. 31, 2011
Regulatory Restrictions [Abstract]
Regulatory Restrictions
Note 16. Regulatory Restrictions

Dividends

The Company's dividend payments are generally made from dividends received from the Bank. Under applicable federal law, the Comptroller of the Currency restricts national bank total dividend payments in any calendar year to net profits of that year, as defined, combined with retained net profits for the two preceding years. The Comptroller also has authority under the Financial Institutions Supervisory Act to prohibit a national bank from engaging in an unsafe or unsound practice in conducting its business. In addition, pursuant to its Formal Agreement with the OCC, the Bank is subject to restrictions on its ability to pay dividends without the prior approval of the OCC. Note 18, to these financial statements contains additional information regarding current restrictions on the payment of dividends.

Intercompany Transactions

The Bank's legal lending limit on loans to the Company is governed by Federal Reserve Act 23A, and differs from legal lending limits on loans to external customers. Generally, a bank may lend up to 10% of its capital and surplus to its Parent, if the loan is secured. If collateral is in the form of stocks, bonds, debentures or similar obligations, it must have a market value when the loan is made of at least 20% more than the amount of the loan, and if obligations of a state or political subdivision or agency thereof, it must have a market value of at least 10% more than the amount of the loan. If such loans are secured by obligations of the United States or agencies thereof, or by notes, drafts, bills of exchange or bankers' acceptances eligible for rediscount or purchase by a Federal Reserve Bank, requirements for collateral in excess of the loan amount do not apply. Under this definition, the legal lending limit for the Bank on loans to the Company was approximately $3,388,000 at December 31, 2011. No 23A transactions were deemed to exist between the Company and the Bank at December 31, 2011.

Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory (and possibly additional discretionary) actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital to risk-weighted assets, and of Tier I capital to average assets, as all those terms are defined in the regulations. Management believes, as of December 31, 2011 and 2010 that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the most recent notification from the Office of the Comptroller of the Currency categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. In accordance with the individual minimum capital ratios established by the OCC, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the following table. If the Bank does not maintain these ratios, the OCC may take further action that could result in the Bank no longer being considered well capitalized for regulatory capital purposes. The Company's and the Bank's actual capital amounts (in thousands) and ratios are also presented in the table.

	Actual		Minimum Capital Required
	Amount	Ratio	Amount	Ratio

December 31, 2011:
Total Capital
(to Risk-Weighted Assets)
Consolidated	$32,381	14.4%	$18,039	8.0%
Grayson National Bank	$31,779	14.1%	$29,278	13.0%
Tier I Capital (to Risk-Weighted Assets)
Consolidated	$29,540	13.1%	$9,020	4.0%
Grayson National Bank	$28,938	12.9%	$27,026	12.0%
Tier I Capital (to Average Assets)
Consolidated	$29,540	8.4%	$14,028	4.0%
Grayson National Bank	$28,938	8.3%	$28,885	8.25%
December 31, 2010:
Total Capital (to Risk-Weighted Assets)
Consolidated	$34,727	14.0%	$19,863	8.0%
Grayson National Bank	$33,806	13.6%	$19,841	8.0%
Tier I Capital (to Risk-Weighted Assets)
Consolidated	$31,609	12.7%	$9,931	4.0%
Grayson National Bank	$30,688	12.4%	$9,920	4.0%
Tier I Capital (to Average Assets)
Consolidated	$31,609	8.5%	$14,823	4.0%
Grayson National Bank	$30,688	8.3%	$14,800	4.0%

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties [Abstract]
Transactions with Related Parties
Note 17. Transactions with Related Parties

The Bank has entered into transactions with its directors, significant stockholders and their affiliates (related parties). Such transactions were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other customers, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features.

Aggregate 2011 and 2010 loan transactions with related parties were as follows:	2011	2010
Balance, beginning	$ 1,470,784	$ 1,853,079
Change in relationship	377,272	-
New loans	64,727	87,000
Repayments	(147,623)	(469,295)
Balance, ending	$ 1,765,160	$ 1,470,784

Formal Agreement	12 Months Ended
Dec. 31, 2011
Formal Agreement [Abstract]
Formal Agreement
Note 18. Formal Agreement and Individual Minimum Capital Ratios

On August 9, 2011, the Bank entered into a Formal Agreement with the OCC.  Under the terms of the Formal Agreement, the Board of Directors will perform a review of the Bank's management and thereafter on an ongoing basis ensure that the Bank has competent management to operate the Bank. In addition, the Bank has agreed to develop, implement and ensure compliance with written plans to (a) maintain sufficient capital, (b) improve and sustain earnings, (c) improve the Bank's position with respect to loans, relationships or other assets criticized in any report of examination of the Bank, and (d) strengthen the loan review system to ensure timely identification and categorization of problem credits. In addition, as part of the Bank's plan to maintain sufficient capital, the Bank must adopt a dividend policy that permits the declaration of a dividend only when the Bank is in compliance with its approved capital program and certain federal statutes and with the prior written determination of no supervisory objection by the OCC. The Bank has also agreed that it will not extend, renew or capitalize accrued interest on any credit to any borrower whose loans or other extensions of credit have been criticized in any report of examination of the Bank and whose aggregate loans or other extensions exceed $250,000 absent prior approval by the Board of Directors consistent with the requirements of the Formal Agreement.

The Bank has already appointed a committee to monitor compliance with the Formal Agreement. Management and the Board of Directors are in the process of addressing the requirements of the Formal Agreement and have already taken important steps towards complying with its terms.

In addition to the Formal Agreement, the OCC established minimum capital ratios that require the Bank to maintain a minimum Tier 1 leverage ratio of 8.25%, a Tier 1 risk-based capital ratio of 12.00% and a total risk-based capital ratio of 13.00%.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 19. Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements. Non-recognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date. Management has evaluated events occurring subsequent to the balance sheet date through the date these financial statements were issued, determining no events require additional disclosure in these consolidated financial statements.

Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Parent Company Financial Information
Note 20. Parent Company Financial Information

Condensed fmancial information of Grayson Bankshares, Inc. is presented as follows:

Balance Sheets
December 31, 2011 and 2010
	2011	2010
Assets
Cash and due from banks	$404,002		$643,365
Investment in affiliate bank	27,737,535		29,489,198
Other assets	198,369		277,207
Total assets	$28,339,906		$30,409,770
Liabilities Other liabilities		$
Stockholders' equity
Common stock	2,148,710		2,148,710
Surplus	521,625		521,625
Retained earnings	27,157,751		28,975,488
Accumulated other comprehensive loss	(1,488,180)		(1,236,053)
Total stockholders' equity	28,339,906		30,409,770
Total liabilities and stockholders' equity	$28,339,906		$30,409,770

Statements of Income
For the years ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Income
Dividends from affiliate bank	$-	$687,587	$343,794
Interest on taxable securities	-	7,171	22,850
Other income	-
	-	694,758	366,644
Expenses
Management and professional fees	179,105	206,701	202,361
Other expenses	42,568	33,431	33,494
	221,673	240,132	235,855
(Loss) income before tax benefit and equity in undistributed income of affiliate	(221,673)	454,626	130,789

Federal income tax benefit	75,369	79,207	72,422
(Loss) income before equity in undistributed (loss) income of affiliate	(146,304)	533,833	203,211

Equity in undistributed(loss) income of affiliate	(1,499,536)	632,028	679,508
Net (loss) income	$(1,645,840)	$1,165,861	$882,719

Statements of Cash Flows
For the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009
Cash flows from operating activities
Net (loss) income	$(1,645,840)	$1,165,861	$882,719
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Equity in undistributed income of affiliate	1,499,536	(632,028)	(679,508)
Net (increase) decrease in other assets	78,838	(73,957)	58,318
Net cash (used in) provided by operating activities	(67,466)	459,876	261,529
Cash flows from investing activities
Purchases of investment securities	-	-	(500,000)
Maturities/calls of investment securities	-	500,000	500,000
Net cash provided by investing activities	-	500,000	-
Cash flows from financing activities
Dividends paid	(171,897)	(687,587)	(687,587)
Net cash used by financing activities	(171,897)	(687,587)	(687,587)
Net increase (decrease) in cash and cash equivalents	(239,363)	272,289	(426,058)
Cash and cash equivalents, beginning	643,365	371,076	797,134
Cash and cash equivalents, ending	$404,002	$643,365	$371,076